Average Annual Total Returns (Vanguard Municipal Cash Management Fund Institutional)	Vanguard Municipal Cash Management Fund Vanguard Municipal Cash Management Fund - Investor Shares 9/1/2013 - 8/31/2014	Tax-Exempt Money Market Funds Average Vanguard Municipal Cash Management Fund Vanguard Municipal Cash Management Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.10%	0.01%
Five Years	0.20%	0.03%
Since Inception	1.40%	1.01%